American Century Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

TAX-FREE MONEY MARKET FUND * TAX-FREE BOND FUND

FLORIDA MUNICIPAL MONEY MARKET FUND * HIGH-YIELD MUNICIPAL FUND

FLORIDA MUNICIPAL BOND FUND * ARIZONA MUNICIPAL BOND FUND

Supplement dated April 23, 2004 * Statement of Additional Information dated
February 27, 2004

Effective April 23, 2004, the Florida Municipal Money Market Fund was liquidated and is no longer available for purchases.

SH-SPL-38257   0404